As filed with the Securities and Exchange Commission on October 31, 2018

1933 Act Registration File No. 333-227469

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐Pre-Effective Amendment No.        ☒ Post-Effective Amendment No. 1
(Check appropriate box or boxes)

Professionally Managed Portfolios
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Registrant's Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.

U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue
Suite 1700
New York, NY 10103

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Congress Mid Cap Growth Fund

This Post-Effective Amendment No. 1 to the Registration Statement of Professionally Managed Portfolios (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the combined proxy statement/prospectus and statement of additional information filed on October 18, 2018.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on March 31, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 16. Exhibits

Exhibit No.	Exhibit
(1)(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios' (the "Trust") Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission ("SEC") on July 27, 2005.

(1)(b)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(1)(c)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(2)	Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(3)	Not applicable.
(4)
A copy of the Agreement and Plan of Reorganization between Professionally Managed Portfolios on behalf of Congress SMid Core Opportunity Fund and Congress Mid Cap Growth Fund and Congress Asset Management Company, LLP dated [   ], 2018 is attached to Part A of form N-14 as an appendix.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust's Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust's Registration Statement on Form N‑1A, filed with the SEC on March 31, 2009.

Exhibit No.	Exhibit
(6)(b)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(6)(c)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(6)(d)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(7)(a)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(7)(b)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(7)(c)
Form of Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust's Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(9)(b)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018, filed with the SEC on February 28, 2018.

(9)(c)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(10)(a)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(10)(b)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

Exhibit No.	Exhibit
(10)(c)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(11)
Opinion and Consent issued by Sullivan and Worcester, LLP regarding the validity of shares to be issued is herein incorporated by reference from the Trust's Initial Registration Statement on Form N‑14, filed with the SEC on September 21, 2018.

(12)	Opinion and Consent of Schiff Hardin, LLP regarding certain tax matters for the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund – filed herewith.
(13)(a)(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(13)(a)(ii)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(13)(b)(i)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(13)(b)(ii)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(13)(c)(i)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(13)(c)(ii)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(13)(d)(i)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(13)(d)(ii)
Appendix A of the Operating Expenses Limitation Agreement, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

Exhibit No.	Exhibit
(13)(d)(iii)
Form of Amended Appendix A to the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(14)
Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP, is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14, filed with the SEC on October 18, 2018.

(15)	Not applicable.
(16)(a)
Power of Attorney for Dorothy Berry dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(b)
Power of Attorney for Wallace Cook dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(c)
Power of Attorney for Eric Falkeis dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(d)
Power of Attorney for Carl Froebel dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(e)
Power of Attorney for Steve Paggioli dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust's Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(16)(f)
Power of Attorney for Aaron J. Perkovich dated November 14, 2016 is herein incorporated by reference from Post-Effective Amendment No. 687 to the Trust's Registration Statement on Form N‑1A, filed with the SEC on November 18, 2016.

(17)(a)
Prospectus and Statement of Additional Information of the Congress Funds dated February 28, 2018 was previously filed with the Trust's Post-Effective Amendment No. 734 to its Registration Statement on Form N‑1A with the SEC on February 28, 2018 and is incorporated by reference.

(17)(b)	Supplement dated September 7, 2018 to the Congress SMid Core Opportunity Fund February 28, 2018 Prospectus was previously filed with the SEC on September 7, 2018, and is incorporated by reference.
(17)(c)
The Semi-Annual Report to Shareholders of the Congress Funds for the Period Ended April 30, 2018 was previously filed on the Trust's Form N-CSRS with the SEC on July 6, 2018, and is incorporated by reference.

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Glendora and State of California on the 31st day of October, 2018.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on October 31, 2018 by the following persons in the capacities indicated:

Signature	Title	Date

Dorothy A. Berry*	Trustee	October 31, 2018
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 31, 2018
Wallace L. Cook

Eric W. Falkeis*	Trustee	October 31, 2018
Eric W. Falkeis

Carl A. Froebel*	Trustee	October 31, 2018
Carl A. Froebel

Steven J. Paggioli*	Trustee	October 31, 2018
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	October 31, 2018
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Treasurer and Principal	October 31, 2018
Aaron J. Perkovich	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		October 31, 2018
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
EX.(12)	Opinion and Consent of Schiff Hardin, LLP regarding certain tax matters for the Congress SMid Core Opportunity Fund and the Congress Mid Cap Growth Fund